Derivative Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivatives, Fair Value
Interest rate swaps	$ (155)	$ (273)
Currency forward contract	$ (14)	$ 4